UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from

May 1, 2015 to May 31, 2015

Commission File Number of issuing entity: 333-196988-01

CNH EQUIPMENT TRUST 2014-C

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-38040

CNH CAPITAL RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

CNH INDUSTRIAL CAPITAL AMERICA LLC

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

47-6534704

(I.R.S. Employer Identification No.)

6900 VETERANS BOULEVARD
BURR RIDGE, ILLINOIS	60527-7111
(Address of principal executive offices of the issuing entity)	(Zip Code)

(630) 887-5451

(Telephone number, including area code)

n/a

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If section 12(b)
Asset Backed Notes, Class A-1	☐	☐	☒
Asset Backed Notes, Class A-2	☐	☐	☒
Asset Backed Notes, Class A-3	☐	☐	☒
Asset Backed Notes, Class A-4	☐	☐	☒
Asset Backed Notes, Class B	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒  No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 15, 2015 a distribution was made to holders of notes of CNH Equipment Trust 2014-C.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

Neither the depositor nor the issuing entity has any activity or information to report for the monthly distribution period covered by this report pursuant to Form 10-D, Item 1121(c) of Regulation AB (17 CFR 229.1121) and Rule 15Ga-1(a) of the Securities Exchange Act of 1934.

The most recent Form ABS-15G filed by the sponsor was filed on January 27, 2015, and the CIK number for the sponsor is 0001540092.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings.

Citibank, N.A. (“Citibank”), as the indenture trustee, has provided the following information for inclusion in this Form 10-D:

“In the ordinary course of business, Citibank is involved in a number of legal proceedings in connection with its role as trustee of certain RMBS transactions. One such proceeding was a civil action filed against Citibank in the Supreme Court of the State of New York on June 18, 2014 by a group of investors in 48 private-label RMBS trusts for which Citibank serves or did serve as trustee, asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee

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for the 48 RMBS trusts. On November 24, 2014, plaintiffs sought leave to withdraw this action. On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank serves or did serve as trustee, filed a new civil action against Citibank in the Southern District of New York asserting similar claims as the prior action filed in state court. In January 2015, the court closed plaintiffs’ original state court action. Citibank’s motion to dismiss the federal complaint was fully briefed as of May 13, 2015.

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts. However, Citibank denies liability and intends to vigorously defend against the litigation. “

Item 9. Exhibits.

(a)           The following is a list of documents filed as part of this Report on Form 10-D:

99.1        Monthly report distributed to holders of notes of CNH Equipment Trust 2014-C, relating to June 15, 2015  distribution.

(b)           The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CNH CAPITAL RECEIVABLES LLC (Depositor)

Date: June 15, 2015	By:	/s/ THOMAS N. BECKMANN
		Name:	Thomas N. Beckmann
		Title	Assistant Treasurer

S-1

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly report distributed to holders of CNH Equipment Trust 2014-C, relating to the June 15, 2015 distribution.